Other Income, Net	12 Months Ended
Dec. 31, 2014
OTHER INCOME, NET [Abstract]
Other Income, Net Disclosure

10. OTHER INCOME, NET

	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Sub-lease income	249,123	317,915	276,895
Gain on derecognition of long-aged operating liabilities	—	2,938,250	206,533
Government subsidies	1,514,570	1,484,789	135,265
Reimbursement from depository bank related to ADR program	—	240,470	92,144
Provision for Seed Music receivable (related party)	—	(980,000)	—
Other	(35,155)	99,615	35,121
Total	1,728,538	4,101,039	745,958

For the year ended December 31, 2014, gains arising from derecognition of long-aged operating liabilities of $206,533 were recognized related to write-offs of sales rebate payables included in accounts payable in 2014. For the year ended December 31, 2013, a gain arising from derecognition of long-aged operating liabilities of $2,938,250 was recognized. These amounts included $1,077,242, $818,914 and $1,042,094 in write-offs of sales rebate payables (included in accounts payable), third-party commissions (included in accounts payable), and other accrued expenses payable. The write-offs in 2014 and 2013 all related to the Group’s previous (pre-2011) advertising sales business model. These amounts were significantly aged and have been monitored through time; based upon no or very little further claims activity, payment was judged to be remote based upon the Group’s policies and past experience.

In 2013, based upon changed facts and a revised assessment indicating unlikely collection of a $980,000 loan receivable originated to Seed Music (a former subsidiary of the Group sold to Shanda Interactive in 2010) for which collection was being sought from a shareholder of Seed Music unrelated to the Group, the Group fully provided for the impaired loan and reduced its net value to zero.  In light of the character of the original loan (which represented a cash outflow reported in investing activities) and the lack of relation to the Group’s ongoing operations, as well as the fact that Seed Music is a related party not under common control, the Group recorded the corresponding charge as other expense within “other income, net”.